OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE

6.	OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE

6.1	Investment in Assets Sold by HSCP

On February 5, 2021, the Company agreed to acquire substantially all of the assets of the growing and retail operations pursuant to the HSCP Transaction, for an aggregate total of $3,000,000 in consideration, payable in a series of tranches, subject to receipt of all necessary regulatory and other approvals. A payment of $250,000 was to be due at closing and the payment of the remaining purchase price was to depend on the timing of the closing. The Company also executed the HSCP MSA, a management services agreement, pursuant to which the Company agreed to pay $21,500 per month as consideration for services rendered thereunder, until the completion of the HSCP Transaction. In accordance with the MSA, the Company owned all production from the growing assets derived from the growing operations of HSCP, and the Company operated the growing facility of HSCP under the MSA until receipt of the necessary regulatory approvals relating to the acquisition by the Company of HSCP’s growing assets. The Company had no involvement with the retail operations contemplated in the agreement until the HSCP Transaction was completed.

On April 14, 2022, the HSCP Transaction closed with modifications to the original terms: the retail purchase was mutually terminated, and total consideration for the acquisition was reduced to $2,000,000. Upon closing, the Company had paid $750,000 towards the acquisition, and owed a promissory note payable with a principal sum of $1,250,000, which was fully paid on December 31, 2023 subsequent to the consolidated statement of financial position date, as described in Note 10.1.

6.2	Notes Receivable

6.2.1	ABCO Garden State, LLC Draw Down Promissory Note

On October 4, 2023, the Company announced that it signed a definitive agreement with an option to acquire 70% of ABCO, pending regulatory approval from the CRC. ABCO was granted a conditional cultivation and manufacturing license by the CRC and will receive its annual cultivation license soon. GR Unlimited executed the ABCO Promissory Note with ABCO’s affiliate, Iron Flag, LLC, to fund tenant improvements and for general working capital at the 50,000 square foot facility leased by ABCO for use in ABCO’s cannabis cultivation operations under construction and estimated to be completed in the second quarter of 2024.

Pursuant to the ABCO Promissory Note, GR Unlimited shall make the maximum amount available to Iron Flag, LLC in one or more advances in an aggregate amount not to exceed $4,000,000. Interest on the outstanding principal borrowed shall accrue at a rate of 12.5% per annum commencing with respect to each advance and accruing until the date the standing advances and all accrued interest is paid in full.

As at October 31, 2023, the outstanding balance of the ABCO Promissory Note was $1,170,101, and the accrued interest receivable was $8,758.

6.2.2	New Jersey Retail Promissory Note

On October 3, 2023, GR Unlimited executed a promissory note and advanced $250,000 to an individual representing the principal amount of the note (the “NJ Retail Promissory Note”). Pursuant to the NJ Retail Promissory Note agreement, interest on the outstanding principal borrowed shall accrue at a rate of 12% per annum provided that, if the extended maturity date of the note is triggered, interest shall accrue on the outstanding balance commencing on the maturity date and ending on the extending maturity date of the promissory note.

As at October 31, 2023, the outstanding balance of the NJ Retail Promissory Note was $250,000, and the accrued interest receivable was $1,667.

Subsequent to the consolidated statement of position dated October 31, 2023, the Company signed a related definitive agreement on January 16, 2024 to invest in the development of an adult-use dispensary in West New York, New Jersey. Also see subsequent event in note 25.2.